STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

COMMON STOCKS - 98.1%	Shares	Value
Advertising - 0.1%
Trade Desk, Inc. - Class A (a)	1,276	$69,823

Aerospace & Defense - 2.0%
Axon Enterprise, Inc. (a)	194	102,034
Boeing Co. (a)	2,065	352,186
BWX Technologies, Inc.	305	30,088
Curtiss-Wright Corp.	110	34,900
General Dynamics Corp.	265	72,234
General Electric Co.	3,121	624,668
HEICO Corp.	97	25,917
HEICO Corp. - Class A	172	36,287
Hexcel Corp.	83	4,545
Howmet Aerospace, Inc.	1,178	152,822
L3Harris Technologies, Inc.	213	44,583
Leonardo DRS, Inc.	220	7,234
Lockheed Martin Corp.	104	46,458
Northrop Grumman Corp.	212	108,546
Rocket Lab USA, Inc. (a)	997	17,826
RTX Corp.	1,840	243,726
Standardaero, Inc. (a)	171	4,555
Textron, Inc.	103	7,442
TransDigm Group, Inc.	137	189,511
Woodward, Inc.	151	27,556
		2,133,118

Agricultural & Farm Machinery - 0.2%
Deere & Co.	440	206,514
Toro Co.	270	19,643
		226,157

Air Freight & Logistics - 0.1%
CH Robinson Worldwide, Inc.	125	12,800
Expeditors International of Washington, Inc.	272	32,708
GXO Logistics, Inc. (a)	126	4,924
		50,432

Alternative Carriers - 0.0%(b)
Iridium Communications, Inc.	308	8,415

Aluminum - 0.0%(b)
Alcoa Corp.	824	25,132

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Apparel Retail - 0.5%
Abercrombie & Fitch Co. - Class A (a)	121	$9,241
Burlington Stores, Inc. (a)	160	38,133
Ross Stores, Inc.	954	121,911
TJX Cos., Inc.	3,389	412,780
		582,065

Apparel, Accessories & Luxury Goods - 0.1%
Columbia Sportswear Co.	22	1,665
Lululemon Athletica, Inc. (a)	329	93,127
Ralph Lauren Corp.	81	17,880
Tapestry, Inc.	237	16,687
VF Corp.	4	62
		129,421

Application Software - 4.3%
Adobe, Inc. (a)	1,323	507,410
ANSYS, Inc. (a)	283	89,586
Appfolio, Inc. - Class A (a)	34	7,477
AppLovin Corp. - Class A (a)	657	174,085
Atlassian Corp. - Class A (a)	441	93,585
Aurora Innovation, Inc. (a)	2,859	19,227
Autodesk, Inc. (a)	622	162,840
Bentley Systems, Inc. - Class B	621	24,430
BILL Holdings, Inc. (a)	295	13,538
Cadence Design Systems, Inc. (a)	813	206,770
CCC Intelligent Solutions Holdings, Inc. (a)	831	7,504
Confluent, Inc. - Class A (a)	559	13,103
Datadog, Inc. - Class A (a)	934	92,662
Docusign, Inc. (a)	581	47,293
DoubleVerify Holdings, Inc. (a)	302	4,038
Dropbox, Inc. - Class A (a)	674	18,003
Dynatrace, Inc. (a)	956	45,075
Elastic NV (a)	289	25,750
Fair Isaac Corp. (a)	77	142,000
Freshworks, Inc. - Class A (a)	561	7,916
Guidewire Software, Inc. (a)	283	53,023
HubSpot, Inc. (a)	141	80,552
Informatica, Inc. - Class A (a)	90	1,571
Intuit, Inc.	810	497,332
Klaviyo, Inc. - Class A (a)	66	1,997
Manhattan Associates, Inc. (a)	162	28,032
MicroStrategy, Inc. - Class A (a)	686	197,753
Nutanix, Inc. - Class A (a)	653	45,586

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Application Software - 4.3% (Continued)
Palantir Technologies, Inc. - Class A (a)	6,105	$515,262
Pegasystems, Inc.	77	5,353
Procore Technologies, Inc. (a)	144	9,507
PTC, Inc. (a)	371	57,486
Roper Technologies, Inc.	308	181,591
Salesforce, Inc.	2,729	732,354
Samsara, Inc. - Class A (a)	587	22,500
SPS Commerce, Inc. (a)	103	13,671
Synopsys, Inc. (a)	434	186,121
Tyler Technologies, Inc. (a)	137	79,650
Unity Software, Inc. (a)	687	13,458
Vertex, Inc. - Class A (a)	174	6,092
Workday, Inc. - Class A (a)	617	144,088
Zoom Communications, Inc. - Class A (a)	566	41,754
		4,617,025

Asset Management & Custody Banks - 1.0%
Ameriprise Financial, Inc.	228	110,377
Ares Management Corp. - Class A	546	80,049
Bank of New York Mellon Corp.	874	73,303
Blackrock, Inc.	285	269,747
Blackstone, Inc.	2,004	280,119
Blue Owl Capital, Inc. - Class A	1,502	30,100
Carlyle Group, Inc.	1	44
Hamilton Lane, Inc. - Class A	66	9,812
KKR & Co., Inc.	2,014	232,839
SEI Investments Co.	126	9,781
TPG, Inc.	68	3,225
		1,099,396

Automobile Manufacturers - 2.0%
Lucid Group, Inc. (a)	2,556	6,186
Rivian Automotive, Inc. - Class A (a)(c)	2,530	31,498
Tesla, Inc. (a)	8,313	2,154,397
		2,192,081

Automotive Parts & Equipment - 0.0%(b)
Gentex Corp.	370	8,621

Automotive Retail - 0.5%
AutoZone, Inc. (a)	54	205,890
CarMax, Inc. (a)	84	6,545
Carvana Co. (a)	384	80,287

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Automotive Retail - 0.5% (Continued)
Murphy USA, Inc.	35	$16,443
O'Reilly Automotive, Inc. (a)	181	259,297
Valvoline, Inc. (a)	306	10,652
		579,114

Biotechnology - 1.7%
AbbVie, Inc.	2,641	553,342
Alnylam Pharmaceuticals, Inc. (a)	378	102,068
Amgen, Inc.	682	212,477
Apellis Pharmaceuticals, Inc. (a)	290	6,342
BioMarin Pharmaceutical, Inc. (a)	555	39,233
CRISPR Therapeutics AG (a)(c)	90	3,063
Cytokinetics, Inc. (a)	325	13,062
Exact Sciences Corp. (a)	541	23,420
Exelixis, Inc. (a)	873	32,231
Gilead Sciences, Inc.	576	64,541
Halozyme Therapeutics, Inc. (a)	344	21,951
Incyte Corp. (a)	553	33,484
Insmed, Inc. (a)	439	33,491
Ionis Pharmaceuticals, Inc. (a)	343	10,348
Moderna, Inc. (a)	480	13,608
Natera, Inc. (a)	313	44,261
Neurocrine Biosciences, Inc. (a)	283	31,300
Regeneron Pharmaceuticals, Inc.	283	179,487
Roivant Sciences Ltd. (a)	1,348	13,601
Sarepta Therapeutics, Inc. (a)	270	17,231
Summit Therapeutics, Inc. (a)	164	3,164
Vaxcyte, Inc. (a)	306	11,555
Vertex Pharmaceuticals, Inc. (a)	759	367,978
		1,831,238

Broadline Retail - 5.1%
Amazon.com, Inc. (a)	28,305	5,385,309
eBay, Inc.	815	55,200
Etsy, Inc. (a)	323	15,239
		5,455,748

Building Products - 0.6%
A O Smith Corp.	299	19,543
AAON, Inc.	199	15,548
Advanced Drainage Systems, Inc.	175	19,014
Allegion PLC	161	21,004
Armstrong World Industries, Inc.	56	7,889

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Building Products - 0.6% (Continued)
Builders FirstSource, Inc. (a)	157	$19,616
Carlisle Cos., Inc.	157	53,458
Carrier Global Corp.	2,078	131,745
Johnson Controls International PLC	872	69,856
Lennox International, Inc.	93	52,157
Masco Corp.	281	19,541
Owens Corning	26	3,713
Simpson Manufacturing Co., Inc.	76	11,938
Trane Technologies PLC	665	224,052
Trex Co., Inc. (a)	303	17,604
		686,678

Cable & Satellite - 0.0%(b)
Liberty Broadband Corp. - Class A (a)	29	2,465
Liberty Broadband Corp. - Class C (a)	322	27,386
		29,851

Cargo Ground Transportation - 0.2%
JB Hunt Transport Services, Inc.	119	17,606
Knight-Swift Transportation Holdings, Inc.	380	16,526
Landstar System, Inc.	53	7,961
Old Dominion Freight Line, Inc.	574	94,968
Saia, Inc. (a)	64	22,363
U-Haul Holding Co.	27	1,598
U-Haul Holding Co. (a)	2	131
XPO, Inc. (a)	183	19,687
		180,840

Casinos & Gaming - 0.2%
Boyd Gaming Corp.	27	1,777
Caesars Entertainment, Inc. (a)	604	15,100
Churchill Downs, Inc.	151	16,771
DraftKings, Inc. - Class A (a)	1,513	50,247
Las Vegas Sands Corp.	1,024	39,557
Light & Wonder, Inc. (a)	270	23,385
MGM Resorts International (a)	370	10,967
Wynn Resorts Ltd.	90	7,515
		165,319

Commercial & Residential Mortgage Finance - 0.0%(b)
Rocket Cos., Inc. - Class A (c)	331	3,995
UWM Holdings Corp.	94	513
		4,508

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Communications Equipment - 0.7%
Arista Networks, Inc. (a)	2,975	$230,503
Ciena Corp. (a)	418	25,260
Cisco Systems, Inc.	3,893	240,237
F5, Inc. (a)	105	27,958
Juniper Networks, Inc.	481	17,407
Lumentum Holdings, Inc. (a)	70	4,364
Motorola Solutions, Inc.	490	214,527
		760,256

Computer & Electronics Retail - 0.0%(b)
GameStop Corp. - Class A (a)	1,288	28,748

Construction & Engineering - 0.3%
AECOM	289	26,799
API Group Corp. (a)	583	20,848
Comfort Systems USA, Inc.	120	38,680
EMCOR Group, Inc.	127	46,943
Everus Construction Group, Inc. (a)	111	4,117
MasTec, Inc. (a)	51	5,952
Quanta Services, Inc.	461	117,177
Valmont Industries, Inc.	22	6,278
WillScot Holdings Corp.	554	15,401
		282,195

Construction Machinery & Heavy Transportation Equipment - 0.5%
Allison Transmission Holdings, Inc.	37	3,540
Caterpillar, Inc.	1,110	366,078
Cummins, Inc.	306	95,913
PACCAR, Inc.	6	584
Westinghouse Air Brake Technologies Corp.	507	91,944
		558,059

Construction Materials - 0.3%
CRH PLC	936	82,340
Eagle Materials, Inc.	104	23,081
Martin Marietta Materials, Inc.	165	78,891
Vulcan Materials Co.	457	106,618
		290,930

Consumer Electronics - 0.1%
Garmin Ltd.	462	100,314

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Consumer Finance - 0.4%
American Express Co.	1,514	$407,342
Credit Acceptance Corp. (a)	5	2,582
Discover Financial Services	92	15,704
SoFi Technologies, Inc. (a)	2,826	32,866
		458,494

Consumer Staples Merchandise Retail - 2.0%
BJ's Wholesale Club Holdings, Inc. (a)	305	34,801
Costco Wholesale Corp.	1,330	1,257,887
Walmart, Inc.	10,236	898,618
		2,191,306

Copper - 0.1%
Freeport-McMoRan, Inc.	2,097	79,392

Data Processing & Outsourced Services - 0.1%
Broadridge Financial Solutions, Inc.	319	77,345
Genpact Ltd.	33	1,663
SS&C Technologies Holdings, Inc.	295	24,641
		103,649

Distillers & Vintners - 0.1%
Brown-Forman Corp. - Class A	76	2,544
Brown-Forman Corp. - Class B	688	23,350
Constellation Brands, Inc. - Class A	142	26,060
		51,954

Distributors - 0.0%(b)
Pool Corp.	107	34,064

Diversified Banks - 1.0%
Bank of America Corp.	1,755	73,236
First Citizens BancShares, Inc. - Class A	30	55,624
JPMorgan Chase & Co.	3,174	778,582
Wells Fargo & Co.	2,376	170,573
		1,078,015

Diversified Financial Services - 0.1%
Apollo Global Management, Inc.	1,131	154,879

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Diversified Support Services - 0.3%
Cintas Corp.	1,015	$208,613
Copart, Inc. (a)	2,573	145,606
		354,219

Education Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	159	20,199
Duolingo, Inc. (a)	99	30,744
		50,943

Electric Utilities - 0.4%
Constellation Energy Corp.	920	185,500
NextEra Energy, Inc.	2,254	159,786
PPL Corp.	241	8,702
Southern Co.	200	18,390
		372,378

Electrical Components & Equipment - 0.8%
Acuity, Inc.	83	21,858
AMETEK, Inc.	663	114,129
Eaton Corp. PLC	1,167	317,226
Emerson Electric Co.	1,174	128,717
Generac Holdings, Inc. (a)	106	13,425
Hubbell, Inc.	189	62,542
NEXTracker, Inc. - Class A (a)	331	13,948
nVent Electric PLC	624	32,710
Regal Rexnord Corp.	31	3,529
Rockwell Automation, Inc.	337	87,074
Vertiv Holdings Co. - Class A	1,078	77,832
		872,990

Electronic Components - 0.3%
Amphenol Corp. - Class A	3,635	238,420
Coherent Corp. (a)	225	14,611
Corning, Inc.	1,206	55,211
Littelfuse, Inc.	40	7,869
		316,111

Electronic Equipment & Instruments - 0.2%
Cognex Corp.	418	12,469
Keysight Technologies, Inc. (a)	411	61,556
Teledyne Technologies, Inc. (a)	106	52,757
Trimble, Inc. (a)	602	39,521

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Electronic Equipment & Instruments - 0.2% (Continued)
Vontier Corp.	445	$14,618
Zebra Technologies Corp. - Class A (a)	135	38,146
		219,067

Electronic Manufacturing Services - 0.1%
Flex Ltd. (a)	214	7,079
Jabil, Inc.	166	22,588
TE Connectivity PLC	425	60,061
		89,728

Environmental & Facilities Services - 0.5%
Clean Harbors, Inc. (a)	130	25,623
Republic Services, Inc.	622	150,623
Rollins, Inc.	856	46,250
Tetra Tech, Inc.	707	20,680
Veralto Corp.	675	65,779
Waste Management, Inc.	1,185	274,339
		583,294

Fertilizers & Agricultural Chemicals - 0.1%
Corteva, Inc.	954	60,035

Financial Exchanges & Data - 1.4%
Cboe Global Markets, Inc.	298	67,435
CME Group, Inc.	314	83,301
Coinbase Global, Inc. - Class A (a)	616	106,094
FactSet Research Systems, Inc.	94	42,736
Intercontinental Exchange, Inc.	1,348	232,530
MarketAxess Holdings, Inc.	66	14,279
Moody's Corp.	473	220,271
Morningstar, Inc.	74	22,190
MSCI, Inc.	232	131,196
Nasdaq, Inc.	1,227	93,080
S&P Global, Inc.	932	473,549
Tradeweb Markets, Inc. - Class A	314	46,617
		1,533,278

Food Distributors - 0.1%
Performance Food Group Co. (a)	350	27,521
Sysco Corp.	307	23,037
US Foods Holding Corp. (a)	358	23,435
		73,993

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Food Retail - 0.1%
Casey's General Stores, Inc.	101	$43,838
Maplebear, Inc. (a)	335	13,363
Sprouts Farmers Market, Inc. (a)	277	42,282
		99,483

Footwear - 0.2%
Crocs, Inc. (a)	125	13,275
Deckers Outdoor Corp. (a)	538	60,154
NIKE, Inc. - Class B	1,634	103,726
On Holding AG - Class A (a)	590	25,913
Skechers USA, Inc. - Class A (a)	138	7,836
		210,904

Gas Utilities - 0.0%(b)
Atmos Energy Corp.	1	155

Gold - 0.0%(b)
Royal Gold, Inc.	227	37,117

Health Care Distributors - 0.0%(b)
Henry Schein, Inc. (a)	75	5,137

Health Care Equipment - 2.4%
Abbott Laboratories	3,473	460,694
Becton Dickinson & Co.	301	68,947
Boston Scientific Corp. (a)	4,424	446,293
Dexcom, Inc. (a)	1,128	77,031
Edwards Lifesciences Corp. (a)	1,920	139,162
GE HealthCare Technologies, Inc.	885	71,428
Glaukos Corp. (a)	157	15,452
Globus Medical, Inc. - Class A (a)	296	21,667
Hologic, Inc. (a)	381	23,534
IDEXX Laboratories, Inc. (a)	215	90,289
Inspire Medical Systems, Inc. (a)	52	8,283
Insulet Corp. (a)	159	41,755
Intuitive Surgical, Inc. (a)	1,079	534,396
Masimo Corp. (a)	140	23,324
Penumbra, Inc. (a)	105	28,078
ResMed, Inc.	400	89,540
STERIS PLC	285	64,595
Stryker Corp.	1,038	386,396

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Health Care Equipment - 2.4% (Continued)
Teleflex, Inc.	46	$6,357
Zimmer Biomet Holdings, Inc.	63	7,130
		2,604,351

Health Care Facilities - 0.1%
Encompass Health Corp.	191	19,345
Ensign Group, Inc.	135	17,469
HCA Healthcare, Inc.	88	30,408
		67,222

Health Care Services - 0.1%
Chemed Corp.	41	25,228
DaVita, Inc. (a)	97	14,838
Labcorp Holdings, Inc.	4	931
Option Care Health, Inc. (a)	424	14,819
		55,816

Health Care Supplies - 0.1%
Align Technology, Inc. (a)	232	36,856
Cooper Cos., Inc. (a)	398	33,571
Lantheus Holdings, Inc. (a)	164	16,006
Solventum Corp. (a)	173	13,155
		99,588

Health Care Technology - 0.0%(b)
Doximity, Inc. - Class A (a)	281	16,306

Heavy Electrical Equipment - 0.2%
GE Vernova, Inc.	826	252,161

Home Furnishings - 0.0%(b)
Somnigroup International, Inc.	407	24,371

Home Improvement Retail - 0.7%
Floor & Decor Holdings, Inc. - Class A (a)	289	23,256
Home Depot, Inc.	1,843	675,441
Lowe's Cos., Inc.	385	89,794
		788,491

Homebuilding - 0.1%
Installed Building Products, Inc.	57	9,773
NVR, Inc. (a)	7	50,711

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Homebuilding - 0.1% (Continued)
TopBuild Corp. (a)	89	$27,141
		87,625

Homefurnishing Retail - 0.1%
RH (a)	13	3,047
Wayfair, Inc. - Class A (a)	214	6,855
Williams-Sonoma, Inc.	299	47,272
		57,174

Hotels, Resorts & Cruise Lines - 1.1%
Airbnb, Inc. - Class A (a)	1,152	137,618
Booking Holdings, Inc.	95	437,656
Carnival Corp. (a)	2,983	58,258
Choice Hotels International, Inc.	51	6,772
Expedia Group, Inc.	331	55,641
Hilton Worldwide Holdings, Inc.	695	158,147
Hyatt Hotels Corp. - Class A	123	15,068
Marriott International, Inc. - Class A	676	161,023
Norwegian Cruise Line Holdings Ltd. (a)	559	10,599
Royal Caribbean Cruises Ltd.	685	140,726
Wyndham Hotels & Resorts, Inc.	64	5,793
		1,187,301

Household Appliances - 0.0%(b)
SharkNinja, Inc. (a)	149	12,428

Household Products - 0.9%
Church & Dwight Co., Inc.	568	62,531
Clorox Co.	133	19,584
Colgate-Palmolive Co.	1,664	155,917
Kimberly-Clark Corp.	11	1,565
Procter & Gamble Co.	4,015	684,236
		923,833

Human Resource & Employment Services - 0.5%
Automatic Data Processing, Inc.	1,196	365,414
Dayforce, Inc. (a)	377	21,990
Paychex, Inc.	690	106,453
Paycom Software, Inc.	92	20,100
Paylocity Holding Corp. (a)	143	26,790
Robert Half, Inc.	76	4,146
TriNet Group, Inc.	51	4,041
		548,934

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Independent Power Producers & Energy Traders - 0.1%
Talen Energy Corp. (a)	111	$22,163
Vistra Corp.	927	108,867
		131,030

Industrial Conglomerates - 0.3%
3M Co.	220	32,309
Honeywell International, Inc.	1,143	242,030
		274,339

Industrial Gases - 0.7%
Air Products and Chemicals, Inc.	360	106,171
Linde PLC	1,268	590,432
		696,603

Industrial Machinery & Supplies & Components - 1.0%
Chart Industries, Inc. (a)	149	21,510
Crane Co.	147	22,517
Donaldson Co., Inc.	142	9,522
Dover Corp.	275	48,312
Flowserve Corp.	96	4,689
Fortive Corp.	779	57,007
Gates Industrial Corp. PLC (a)	74	1,362
Graco, Inc.	554	46,265
IDEX Corp.	181	32,756
Illinois Tool Works, Inc.	615	152,526
Ingersoll Rand, Inc.	1,164	93,155
ITT, Inc.	175	22,603
Lincoln Electric Holdings, Inc.	152	28,752
Middleby Corp. (a)	60	9,119
Mueller Industries, Inc.	138	10,507
Nordson Corp.	143	28,846
Otis Worldwide Corp.	899	92,777
Parker-Hannifin Corp.	375	227,944
Pentair PLC	466	40,766
RBC Bearings, Inc. (a)	79	25,420
Snap-on, Inc.	29	9,773
Symbotic, Inc. (a)(c)	51	1,031
Watts Water Technologies, Inc. - Class A	48	9,788
Xylem, Inc.	639	76,335
		1,073,282

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Insurance Brokers - 1.0%
Aon PLC - Class A	625	$249,431
Arthur J Gallagher & Co.	752	259,621
Brown & Brown, Inc.	825	102,630
Marsh & McLennan Cos., Inc.	1,370	334,321
Ryan Specialty Holdings, Inc.	284	20,979
Willis Towers Watson PLC	223	75,363
		1,042,345

Interactive Home Entertainment - 0.3%
Electronic Arts, Inc.	643	92,926
ROBLOX Corp. - Class A (a)	1,742	101,541
Take-Two Interactive Software, Inc. (a)	551	114,195
		308,662

Interactive Media & Services - 8.2%
Alphabet, Inc. - Class A	17,361	2,684,705
Alphabet, Inc. - Class C	14,170	2,213,779
Match Group, Inc.	333	10,390
Meta Platforms, Inc. - Class A	6,512	3,753,256
Pinterest, Inc. - Class A (a)	1,701	52,731
Reddit, Inc. - Class A (a)	332	34,827
Snap, Inc. - Class A (a)	3,058	26,635
ZoomInfo Technologies, Inc. (a)	1,081	10,810
		8,787,133

Internet Services & Infrastructure - 0.5%
Akamai Technologies, Inc. (a)	186	14,973
Cloudflare, Inc. - Class A (a)	824	92,857
GoDaddy, Inc. - Class A (a)	414	74,578
MongoDB, Inc. (a)	164	28,766
Okta, Inc. (a)	538	56,608
Snowflake, Inc. - Class A (a)	902	131,836
Twilio, Inc. - Class A (a)	420	41,122
VeriSign, Inc. (a)	182	46,204
		486,944

Investment Banking & Brokerage - 0.7%
Charles Schwab Corp.	1,558	121,960
Evercore, Inc. - Class A	34	6,790
Goldman Sachs Group, Inc.	373	203,766
Houlihan Lokey, Inc.	147	23,741
Interactive Brokers Group, Inc. - Class A	174	28,813
Jefferies Financial Group, Inc.	42	2,250

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Investment Banking & Brokerage - 0.7% (Continued)
LPL Financial Holdings, Inc.	229	$74,915
Morgan Stanley	1,536	179,205
Raymond James Financial, Inc.	332	46,118
Robinhood Markets, Inc. - Class A (a)	2,196	91,398
Stifel Financial Corp.	49	4,619
		783,575

IT Consulting & Other Services - 0.7%
Accenture PLC - Class A	1,682	524,851
Amdocs Ltd.	74	6,771
Cognizant Technology Solutions Corp. - Class A	281	21,497
EPAM Systems, Inc. (a)	128	21,612
Gartner, Inc. (a)	237	99,478
Globant SA (a)	175	20,601
International Business Machines Corp.	353	87,777
Kyndryl Holdings, Inc. (a)	483	15,166
		797,753

Leisure Facilities - 0.0%(b)
Planet Fitness, Inc. - Class A (a)	306	29,563
Vail Resorts, Inc.	50	8,001
		37,564

Leisure Products - 0.0%(b)
YETI Holdings, Inc. (a)	154	5,097

Life & Health Insurance - 0.0%(b)
Aflac, Inc.	40	4,448
Primerica, Inc.	25	7,113
		11,561

Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	830	97,093
Avantor, Inc. (a)	973	15,772
Bio-Rad Laboratories, Inc. - Class A (a)	22	5,358
Bio-Techne Corp.	390	22,866
Bruker Corp.	271	11,311
Charles River Laboratories International, Inc. (a)	127	19,116
Danaher Corp.	1,261	258,505
ICON PLC (a)	218	38,148
Illumina, Inc. (a)	368	29,197
IQVIA Holdings, Inc. (a)	539	95,026

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Life Sciences Tools & Services - 1.2% (Continued)
Medpace Holdings, Inc. (a)	65	$19,805
Mettler-Toledo International, Inc. (a)	70	82,664
Repligen Corp. (a)	144	18,323
Revvity, Inc.	118	12,484
Sotera Health Co. (a)	285	3,323
Thermo Fisher Scientific, Inc.	948	471,725
Waters Corp. (a)	160	58,971
West Pharmaceutical Services, Inc.	193	43,209
		1,302,896

Managed Health Care - 0.9%
HealthEquity, Inc. (a)	290	25,627
Molina Healthcare, Inc. (a)	101	33,269
UnitedHealth Group, Inc.	1,763	923,371
		982,267

Management of Companies and Enterprises - 0.0%(b)
Viking Holdings Ltd. (a)	292	11,607

Metal, Glass & Plastic Containers - 0.0%(b)
AptarGroup, Inc.	64	9,496
Ball Corp.	386	20,099
		29,595

Movies & Entertainment - 1.8%
Liberty Media Corp.-Liberty Formula One - Class A (a)	42	3,422
Liberty Media Corp.-Liberty Formula One - Class C (a)	585	52,656
Live Nation Entertainment, Inc. (a)	550	71,819
Madison Square Garden Sports Corp. (a)	71	13,825
Netflix, Inc. (a)	1,284	1,197,368
Roku, Inc. (a)	307	21,625
Spotify Technology SA (a)	358	196,911
TKO Group Holdings, Inc.	169	25,825
Walt Disney Co.	3,550	350,385
Warner Music Group Corp. - Class A	339	10,628
		1,944,464

Multi-Sector Holdings - 1.5%
Berkshire Hathaway, Inc. - Class B (a)	3,093	1,647,270

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Multi-Utilities - 0.0%(b)
Public Service Enterprise Group, Inc.	361	$29,710
Sempra	274	19,553
		49,263

Office Services & Supplies - 0.0%(b)
MSA Safety, Inc.	53	7,775

Oil & Gas Equipment & Services - 0.0%(b)
ChampionX Corp.	377	11,234
Weatherford International PLC	174	9,318
		20,552

Oil & Gas Exploration & Production - 0.3%
Antero Resources Corp. (a)	87	3,518
EQT Corp.	864	46,164
Hess Corp.	869	138,805
Texas Pacific Land Corp.	56	74,200
Venture Global, Inc. - Class A (c)	104	1,071
Viper Energy, Inc.	107	4,831
		268,589

Oil & Gas Storage & Transportation - 0.4%
Cheniere Energy, Inc.	448	103,667
DT Midstream, Inc.	124	11,964
New Fortress Energy, Inc.	272	2,260
ONEOK, Inc.	453	44,947
Targa Resources Corp.	663	132,912
Williams Cos., Inc.	1,644	98,245
		393,995

Other Specialty Retail - 0.2%
Chewy, Inc. - Class A (a)	286	9,298
Dick's Sporting Goods, Inc.	77	15,520
Five Below, Inc. (a)	149	11,164
Tractor Supply Co.	1,590	87,609
Ulta Beauty, Inc. (a)	116	42,518
		166,109

Packaged Foods & Meats - 0.1%
Hershey Co.	107	18,300
Kellanova	194	16,003
Lamb Weston Holdings, Inc.	360	19,188

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Packaged Foods & Meats - 0.1% (Continued)
Lancaster Colony Corp.	24	$4,200
McCormick & Co., Inc.	304	25,022
Mondelez International, Inc. - Class A	870	59,029
Pilgrim's Pride Corp. (a)	1	55
Post Holdings, Inc. (a)	8	931
		142,728

Paper & Plastic Packaging Products & Materials - 0.1%
Avery Dennison Corp.	160	28,475
Packaging Corp. of America	95	18,812
Smurfit WestRock PLC	894	40,284
		87,571

Passenger Airlines - 0.0%(b)
Alaska Air Group, Inc. (a)	64	3,150
Delta Air Lines, Inc.	132	5,755
Southwest Airlines Co.	448	15,044
United Airlines Holdings, Inc. (a)	39	2,693
		26,642

Passenger Ground Transportation - 0.5%
Grab Holdings Ltd. - Class A (a)	8,199	37,141
Lyft, Inc. - Class A (a)	917	10,885
Uber Technologies, Inc. (a)	6,045	440,439
		488,465

Personal Care Products - 0.1%
BellRing Brands, Inc. (a)	343	25,540
Coty, Inc. - Class A (a)	1,137	6,219
elf Beauty, Inc. (a)	143	8,979
Estee Lauder Cos., Inc. - Class A	290	19,140
Kenvue, Inc.	2,240	53,715
		113,593

Pharmaceuticals - 2.7%
Eli Lilly & Co.	2,534	2,092,856
Intra-Cellular Therapies, Inc. (a)	289	38,125
Merck & Co., Inc.	5,721	513,517
Zoetis, Inc.	1,228	202,190
		2,846,688

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Property & Casualty Insurance - 0.6%
Allstate Corp.	384	$79,515
Cincinnati Financial Corp.	62	9,159
Erie Indemnity Co. - Class A	75	31,429
Kinsale Capital Group, Inc.	60	29,203
Progressive Corp.	1,749	494,984
RLI Corp.	146	11,728
W R Berkley Corp.	103	7,329
		663,347

Publishing - 0.0%(b)
New York Times Co. - Class A	388	19,245
News Corp. - Class A	339	9,228
News Corp. - Class B	68	2,065
		30,538

Rail Transportation - 0.4%
CSX Corp.	3,072	90,409
Norfolk Southern Corp.	271	64,186
Union Pacific Corp.	1,036	244,745
		399,340

Real Estate Development - 0.0%(b)
Howard Hughes Holdings, Inc. (a)	48	3,556

Real Estate Services - 0.2%
CBRE Group, Inc. - Class A (a)	796	104,101
CoStar Group, Inc. (a)	1,164	92,224
Jones Lang LaSalle, Inc. (a)	13	3,223
Zillow Group, Inc. - Class A (a)	68	4,546
Zillow Group, Inc. - Class C (a)	382	26,190
		230,284

Regional Banks - 0.0%(b)
Commerce Bancshares, Inc.	74	4,605
Cullen/Frost Bankers, Inc.	23	2,880
East West Bancorp, Inc.	34	3,052
First Financial Bankshares, Inc.	135	4,849
Pinnacle Financial Partners, Inc.	21	2,227
SouthState Corp.	24	2,228
Western Alliance Bancorp	54	4,149
Wintrust Financial Corp.	38	4,273
		28,263

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Research & Consulting Services - 0.4%
Amentum Holdings, Inc. (a)	177	$3,221
Booz Allen Hamilton Holding Corp.	338	35,348
CACI International, Inc. - Class A (a)	43	15,778
Clarivate PLC (a)	1,122	4,409
Dun & Bradstreet Holdings, Inc.	570	5,096
Equifax, Inc.	362	88,169
FTI Consulting, Inc. (a)	97	15,916
Jacobs Solutions, Inc.	177	21,398
KBR, Inc.	285	14,196
Leidos Holdings, Inc.	180	24,289
Parsons Corp. (a)	213	12,612
Science Applications International Corp.	30	3,368
TransUnion	565	46,889
UL Solutions, Inc.	92	5,189
Verisk Analytics, Inc.	394	117,262
		413,140

Restaurants - 1.2%
Aramark	202	6,973
Cava Group, Inc. (a)	168	14,517
Chipotle Mexican Grill, Inc. (a)	4,090	205,359
Darden Restaurants, Inc.	244	50,693
Domino's Pizza, Inc.	70	32,162
DoorDash, Inc. - Class A (a)	994	181,673
Dutch Bros, Inc. - Class A (a)	398	24,573
McDonald's Corp.	1,307	408,268
Starbucks Corp.	2,393	234,729
Texas Roadhouse, Inc.	174	28,994
Wingstop, Inc.	67	15,114
Yum! Brands, Inc.	601	94,573
		1,297,628

Semiconductor Materials & Equipment - 0.9%
Applied Materials, Inc.	2,044	296,625
Enphase Energy, Inc. (a)	453	28,109
Entegris, Inc.	436	38,141
KLA Corp.	394	267,841
Lam Research Corp.	3,463	251,760
MKS Instruments, Inc.	162	12,985
Onto Innovation, Inc. (a)	133	16,138
Teradyne, Inc.	415	34,279
		945,878

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Semiconductors - 11.0%
Advanced Micro Devices, Inc. (a)	4,756	$488,631
Analog Devices, Inc.	1,368	275,885
Astera Labs, Inc. (a)	361	21,541
Broadcom, Inc.	13,754	2,302,832
Cirrus Logic, Inc. (a)	155	15,447
Credo Technology Group Holding Ltd. (a)	425	17,068
First Solar, Inc. (a)	291	36,791
GlobalFoundries, Inc. (a)	150	5,537
Lattice Semiconductor Corp. (a)	354	18,567
MACOM Technology Solutions Holdings, Inc. (a)	185	18,570
Marvell Technology, Inc.	2,531	155,834
Microchip Technology, Inc.	1,275	61,723
Monolithic Power Systems, Inc.	128	74,237
NVIDIA Corp.	70,437	7,633,962
NXP Semiconductors NV	505	95,980
ON Semiconductor Corp. (a)	557	22,664
Qorvo, Inc. (a)	11	797
QUALCOMM, Inc.	1,672	256,836
Rambus, Inc. (a)	300	15,533
Silicon Laboratories, Inc. (a)	56	6,304
Synaptics, Inc. (a)	64	4,078
Texas Instruments, Inc.	1,482	266,315
Universal Display Corp.	79	11,019
		11,806,151

Soft Drinks & Non-alcoholic Beverages - 0.8%
Celsius Holdings, Inc. (a)	567	20,197
Coca-Cola Co.	6,516	466,676
Coca-Cola Consolidated, Inc.	9	12,150
Keurig Dr Pepper, Inc.	491	16,802
Monster Beverage Corp. (a)	2,062	120,668
PepsiCo, Inc.	1,436	215,314
Primo Brands Corp.	176	6,246
		858,053

Specialized Consumer Services - 0.0%(b)
Service Corp. International	277	22,215

Specialty Chemicals - 0.5%
Albemarle Corp.	161	11,595
Axalta Coating Systems Ltd. (a)	347	11,510
DuPont de Nemours, Inc.	360	26,885
Ecolab, Inc.	749	189,886

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Specialty Chemicals - 0.5% (Continued)
PPG Industries, Inc.	131	$14,325
RPM International, Inc.	280	32,390
Sherwin-Williams Co.	671	234,307
		520,898

Steel - 0.0%(b)
ATI, Inc. (a)	347	18,054
Carpenter Technology Corp.	144	26,090
		44,144

Systems Software - 9.8%
Crowdstrike Holdings, Inc. - Class A (a)	708	249,627
CyberArk Software Ltd. (a)	125	42,250
Dolby Laboratories, Inc. - Class A	72	5,782
Fortinet, Inc. (a)	1,905	183,375
Gen Digital, Inc.	728	19,321
Gitlab, Inc. - Class A (a)	281	13,207
Microsoft Corp.	22,252	8,353,178
Monday.com Ltd. (a)	92	22,371
Oracle Corp.	4,854	678,638
Palo Alto Networks, Inc. (a)	1,998	340,939
Qualys, Inc. (a)	64	8,059
Rubrik, Inc. - Class A (a)	255	15,550
SentinelOne, Inc. - Class A (a)	659	11,981
ServiceNow, Inc. (a)	619	492,811
UiPath, Inc. - Class A (a)	1,124	11,577
Zscaler, Inc. (a)	272	53,970
		10,502,636

Technology Distributors - 0.0%(b)
CDW Corp.	159	25,481

Technology Hardware, Storage & Peripherals - 9.2%
Apple, Inc.	44,088	9,793,267
Dell Technologies, Inc. - Class C	166	15,131
IonQ, Inc. (a)	526	11,609
NetApp, Inc.	384	33,731
Pure Storage, Inc. - Class A (a)	861	38,116
Super Micro Computer, Inc. (a)	1,465	50,162
		9,942,016

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Tobacco - 0.1%
Philip Morris International, Inc.	555	$88,095

Trading Companies & Distributors - 0.5%
Applied Industrial Technologies, Inc.	118	26,590
Core & Main, Inc. - Class A (a)	679	32,802
Fastenal Co.	1,469	113,921
Ferguson Enterprises, Inc.	412	66,015
FTAI Aviation Ltd.	270	29,978
SiteOne Landscape Supply, Inc. (a)	80	9,715
United Rentals, Inc.	169	105,912
Watsco, Inc.	85	43,206
WW Grainger, Inc.	144	142,248
		570,387

Transaction & Payment Processing Services - 3.8%
Affirm Holdings, Inc. (a)	602	27,204
Block, Inc. (a)	1,644	89,319
Corpay, Inc. (a)	237	82,647
Euronet Worldwide, Inc. (a)	28	2,992
Fidelity National Information Services, Inc.	741	55,338
Fiserv, Inc. (a)	1,728	381,594
Global Payments, Inc.	107	10,477
Jack Henry & Associates, Inc.	281	51,311
Mastercard, Inc. - Class A	2,440	1,337,413
PayPal Holdings, Inc. (a)	2,528	164,952
Shift4 Payments, Inc. - Class A (a)	200	16,342
Toast, Inc. - Class A (a)	1,181	39,174
Visa, Inc. - Class A	5,150	1,804,869
WEX, Inc. (a)	76	11,933
		4,075,565

Water Utilities - 0.0%(b)
American Water Works Co., Inc.	199	29,357
Essential Utilities, Inc.	289	11,424
		40,781

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.	696	185,630
TOTAL COMMON STOCKS (Cost $91,043,429)		105,511,653

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 1.6%	Shares	Value
Data Center REITs - 0.3%
Digital Realty Trust, Inc.	630	$90,273
Equinix, Inc.	278	226,667
		316,940

Health Care REITs - 0.2%
Healthpeak Properties, Inc.	59	1,193
Welltower, Inc.	1,713	262,449
		263,642

Hotel & Resort REITs - 0.0%(b)
Host Hotels & Resorts, Inc.	109	1,549
Ryman Hospitality Properties, Inc.	62	5,669
		7,218

Industrial REITs - 0.2%
Americold Realty Trust, Inc.	25	536
EastGroup Properties, Inc.	120	21,138
First Industrial Realty Trust, Inc.	311	16,782
Lineage, Inc.	78	4,573
Prologis, Inc.	1,473	164,667
Rexford Industrial Realty, Inc.	154	6,029
STAG Industrial, Inc.	282	10,186
		223,911

Multi-Family Residential REITs - 0.2%
AvalonBay Communities, Inc.	220	47,216
Camden Property Trust	288	35,223
Equity Residential	347	24,838
Essex Property Trust, Inc.	86	26,365
Mid-America Apartment Communities, Inc.	161	26,980
UDR, Inc.	357	16,126
		176,748

Office REITs - 0.0%(b)
Vornado Realty Trust	311	11,504

Other Specialized REITs - 0.1%
Iron Mountain, Inc.	857	73,736
Lamar Advertising Co. - Class A	64	7,282
		81,018

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 1.6%	Shares	Value
Retail REITs - 0.1%
Agree Realty Corp.	3	$231
Brixmor Property Group, Inc.	56	1,487
Federal Realty Investment Trust	49	4,793
Kimco Realty Corp.	191	4,057
Regency Centers Corp.	88	6,491
Simon Property Group, Inc.	248	41,188
		58,247

Self-Storage REITs - 0.1%
CubeSmart	322	13,753
Extra Space Storage, Inc.	199	29,549
National Storage Affiliates Trust	68	2,679
Public Storage	302	90,386
		136,367

Single-Family Residential REITs - 0.1%
American Homes 4 Rent - Class A	820	31,004
Equity LifeStyle Properties, Inc.	392	26,146
Invitation Homes, Inc.	1,381	48,128
Sun Communities, Inc.	286	36,791
		142,069

Telecom Tower REITs - 0.3%
American Tower Corp.	857	186,483
Crown Castle, Inc.	198	20,638
SBA Communications Corp.	302	66,443
		273,564
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $1,575,103)		1,691,228

CONTINGENT VALUE RIGHTS - 0.0%(b)
Health Care - 0.0%(b)
Abiomed, Inc., Exercise Price $0.00 (a)(d)	4	—
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		—

SHORT-TERM INVESTMENTS - 0.3%
Investments Purchased with Proceeds from Securities Lending - 0.0%(b)
First American Government Obligations Fund - Class X, 4.27% (e)	24,072	24,072

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

SHORT-TERM INVESTMENTS - 0.3%	Shares	Value
Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 4.27% (e)	338,352	$338,352
TOTAL SHORT-TERM INVESTMENTS (Cost $362,424)		362,424

TOTAL INVESTMENTS - 100.0% (Cost $92,980,956)		$107,565,305
Liabilities in Excess of Other Assets - (0.0)% (b)		(8,580)
TOTAL NET ASSETS - 100.0%		$107,556,725

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	All or a portion of this security is on loan as of March 31, 2025. The total market value of these securities was $22,942, which represented 0.0% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets of March 31, 2025.

(e)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

STRIVE 1000 GROWTH ETF

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Strive 1000 Growth ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$105,511,653	$—	$—	$93,031,284
Real Estate Investment Trust	1,691,228	—	—	1,639,840
Contingent Value Rights	—	—	0*	0*
Investments Purchased with Proceeds from Securities Lending	24,072	—	—	72,390
Money Market Funds	338,352	—	—	236,646
Total Investments	$107,565,305	$—	$ 0*	$107,565,305
* Management has decided that the amount of Level 3 securities compared to total net assets is not material to the Fund; therefore, the roll forward of Level 3 securities and assumptions are not shown for the current fiscal period.

Refer to the Schedule of Investments for further disaggregation of investment categories.